Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2024
Judicial Deposits
Schedule of detailed information about judicial deposits

	2024	2023

Judicial deposits	677,530	689,739

Civil	290,580	286,430
Labor	54,954	68,202
Tax	239,093	220,842
Regulatory	116	115
Online attachment(i)	92,787	114,150

(i)	Refer to legal blockages directly in the Company's current accounts and interest earning bank deposits linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.